SHARE BASED COMPENSATION - Summary of share option activities (Details) - USD ($)		12 Months Ended
	Apr. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation		$ 13,370,377	$ 6,054,612	$ 4,062,600
Share options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding at the beginning		59,744,249	95,933,244
Cancelled to grant RSUs	(7,660,000)		(7,660,000)
Exercised		(15,767,275)	(16,688,995)
Forfeited		(370,185)	(11,840,000)
Outstanding at the end		44,356,789	59,744,249	95,933,244
Granted		750,000
Outstanding at the beginning		$ 0.03005	$ 0.05223
Cancelled to grant RSUs			0.27400
Exercised		0.03322	0.00031
Forfeited		0.04544	0.09374
Outstanding at the end		0.04833	$ 0.03005	$ 0.05223
Granted		$ 1.18530
Weighted average remaining contractual life		6 years 9 months 7 days	7 years 6 months	8 years 5 months 15 days
Aggregate intrinsic value		$ 12,375,711	$ 29,829,248	$ 17,694,050
Share-based compensation	$ 800,000	4,272,939	$ 1,701,132	$ 2,239,136
Total unrecognized share based compensation expense		$ 9,455,252
Weighted average period expected to be recognized for unrecognized share based compensation expense		3 years 7 months 6 days